Financial assets at fair value through profit or loss (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2022	Dec. 31, 2021
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		₩ 56,643,670	₩ 62,403,759
Debt securities
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		51,528,217	58,227,147
Government
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		4,304,950	3,961,045
Financial institutions
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		11,616,813	13,449,550
Corporation
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		7,632,222	9,618,302
Stocks with put option
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		353,569	627,275
Equity investment with put option
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		3,185,222	2,625,297
Beneficiary certificates
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		12,169,688	13,386,212
Commercial Papers
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		4,939,927	7,042,045
CMA
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		3,850,613	3,591,822
Others
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	[1]	3,475,213	3,925,599
Equity securities
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		2,624,188	2,375,315
Stocks
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		2,410,017	2,182,829
Equity investments
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		38,515	12,962
Others
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		175,656	179,524
Exclude other instruments
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		54,152,405	60,602,462
Others
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		56,643,670	62,403,759
Loans at FVTPL
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		2,389,180	1,683,344
Due from banks at fair value
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		26,116	34,262
Gold/silver deposits
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		₩ 75,969	₩ 83,691

[1]	As of December 31, 2022 and 2021, restricted reserve for claims of customers’ deposits (trusts) are ~~W~~ 1,705,724 million and ~~W~~ 2,080,626 million, respectively.